Income Taxes - Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (recovery) related to LTIs - common shares held	$ 3,709
Deferred income tax expense (recovery) related to LTIs - common shares held	(2,857)	$ (3,719)
Income tax expense (recovery) recognized in OCI	$ 852	$ (3,719)